Equity-accounted investees - Summarized financial information of joint ventures (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Jun. 06, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Non-Current assets		$ 3,362,014	$ 3,309,116
Vessels, aggregate amount under construction		3,308,616	3,179,299	$ 3,127,091	$ 3,238,435
Current Assets		607,059	459,407
Cash and cash equivalents		179,929	152,528	161,478	$ 296,954
Non-Current Liabilities		1,541,270	1,486,908
Bank Loans, Non-Current		1,264,243	1,175,835
Current Liabilities		254,338	321,033
Revenue		854,669	419,770	1,210,341
Tax expense (income)		(2,804)	427	(1,944)
Profit (loss) for the period		203,251	(338,777)	473,238
Other comprehensive income (100%)		31,281	11,774	(2,336)
Joint ventures
Disclosure of joint ventures [line items]
Non-Current assets		153	226,413	251,296
Vessels, aggregate amount under construction		0	225,910	250,576
Current Assets		504,734	323,461	256,595
Cash and cash equivalents		2,554	7,179	7,137
Non-Current Liabilities		1,730	64,295	113,554
Bank Loans, Non-Current		0	0	39,144
Current Liabilities		502,693	344,731	291,937
Bank Loans, Current		75,500	90,937	88,347
Net assets (100%)		464	140,848	102,401
Group's share of net assets		460	70,995	51,701
Shareholders loans to joint ventures		850	31,694	33,936
Net Carrying amount of interest in joint venture		1,286	72,446	51,701
Remaining shareholders loan to joint venture		24	30,242	33,936
Revenue		1,216,295	761,801	1,605,227
Depreciations and amortization		(6,327)	(24,706)	(40,604)
Interest Expense		(1,625)	6,934	(11,327)
Tax expense (income)		3,082	(5,413)	(20,764)
Profit (loss) for the period		35,265	45,816	21,666
Other comprehensive income (100%)		319	1,902	(4)
Group's share of profit (loss) for the period		17,650	22,976	10,917
Group's share of other comprehensive income		$ 159	$ 951	$ (2)
Kingswood Co. Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture				50.00%
Non-Current assets				$ 0
Vessels, aggregate amount under construction				0
Current Assets				0
Cash and cash equivalents				0
Non-Current Liabilities				0
Bank Loans, Non-Current				0
Current Liabilities				0
Bank Loans, Current				0
Net assets (100%)				0
Group's share of net assets				0
Shareholders loans to joint ventures				0
Net Carrying amount of interest in joint venture				0
Remaining shareholders loan to joint venture				0
Revenue				0
Depreciations and amortization				0
Interest Expense				0
Tax expense (income)				0
Profit (loss) for the period				(1)
Other comprehensive income (100%)				0
Group's share of profit (loss) for the period				0
Group's share of other comprehensive income				$ 0
Seven Seas Shipping Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture				50.00%
Non-Current assets				$ 0
Vessels, aggregate amount under construction				0
Current Assets				0
Cash and cash equivalents				0
Non-Current Liabilities				0
Bank Loans, Non-Current				0
Current Liabilities
Bank Loans, Current				0
Net assets (100%)				0
Group's share of net assets				0
Shareholders loans to joint ventures				0
Net Carrying amount of interest in joint venture				0
Remaining shareholders loan to joint venture				0
Revenue				0
Depreciations and amortization				0
Interest Expense				0
Tax expense (income)				0
Profit (loss) for the period				(1)
Other comprehensive income (100%)				0
Group's share of profit (loss) for the period				(1)
Group's share of other comprehensive income				$ 0
TI Africa Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%	50.00%
Non-Current assets		$ 0	$ 108,245	$ 118,337
Vessels, aggregate amount under construction		0	108,245	118,337
Current Assets		0	10,883	10,187
Cash and cash equivalents		0	1,799	1,138
Non-Current Liabilities		0	33,755	65,355
Bank Loans, Non-Current		0	0	19,929
Current Liabilities		0	25,153	29,277
Bank Loans, Current		0	20,075	25,886
Net assets (100%)		0	60,221	33,893
Group's share of net assets		0	30,110	16,946
Shareholders loans to joint ventures		0	11,465	16,665
Net Carrying amount of interest in joint venture		0	30,110	16,946
Remaining shareholders loan to joint venture		0	11,465	16,665
Revenue		20,729	50,105	49,922
Depreciations and amortization		(2,998)	(10,092)	(16,858)
Interest Expense		(428)	2,005	(3,358)
Tax expense (income)		1,599	(2,646)	(10,397)
Profit (loss) for the period		14,997	25,357	9,549
Other comprehensive income (100%)		170	971	(1)
Group's share of profit (loss) for the period		7,499	12,678	4,775
Group's share of other comprehensive income		$ 85	$ 486	$ 0
TI Asia Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%	50.00%
Non-Current assets		$ 0	$ 102,454	$ 112,160
Vessels, aggregate amount under construction		0	102,454	112,160
Current Assets		0	10,073	10,176
Cash and cash equivalents		0	984	1,109
Non-Current Liabilities		0	10,245	30,652
Bank Loans, Non-Current		0	0	19,215
Current Liabilities		0	24,305	30,547
Bank Loans, Current		0	19,361	24,961
Net assets (100%)		0	77,977	61,136
Group's share of net assets		0	38,988	30,568
Shareholders loans to joint ventures		0	0	0
Net Carrying amount of interest in joint venture		0	38,988	30,568
Remaining shareholders loan to joint venture		0	0	0
Revenue		20,729	50,160	49,976
Depreciations and amortization		(2,811)	(9,706)	(16,562)
Interest Expense		(413)	1,943	(3,233)
Tax expense (income)		1,600	(2,626)	(10,135)
Profit (loss) for the period		14,858	25,180	9,855
Other comprehensive income (100%)		149	930	(3)
Group's share of profit (loss) for the period		7,429	12,590	4,927
Group's share of other comprehensive income		$ 74	$ 465	$ (1)
Tankers Agencies (UK) Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Non-Current assets		$ 153	$ 503	$ 720
Vessels, aggregate amount under construction		0	0	0
Current Assets		504,397	295,289	232,865
Cash and cash equivalents		2,453	4,059	3,124
Non-Current Liabilities		30	66	276
Bank Loans, Non-Current		0	0	0
Current Liabilities		502,547	290,626	228,851
Bank Loans, Current		75,500	51,500	37,500
Net assets (100%)		1,973	5,100	4,458
Group's share of net assets		1,202	3,106	2,715
Shareholders loans to joint ventures		0	0	0
Net Carrying amount of interest in joint venture		1,202	3,106	2,715
Remaining shareholders loan to joint venture		0	0	0
Revenue		1,172,698	649,665	1,478,909
Depreciations and amortization		(39)	(39)	(56)
Interest Expense		(954)	1,054	(1,651)
Tax expense (income)		(117)	(141)	(232)
Profit (loss) for the period		185	642	800
Other comprehensive income (100%)		0	0	0
Group's share of profit (loss) for the period		113	391	487
Group's share of other comprehensive income		$ 0	$ 0	$ 0
TI LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Non-Current assets		$ 0	$ 0	$ 0
Vessels, aggregate amount under construction		0	0	0
Current Assets		206	231	243
Cash and cash equivalents		0	0	0
Non-Current Liabilities		0	0	0
Bank Loans, Non-Current		0	0	0
Current Liabilities		63	68	61
Bank Loans, Current		0	0	0
Net assets (100%)		143	163	182
Group's share of net assets		84	96	107
Shareholders loans to joint ventures		0	0	0
Net Carrying amount of interest in joint venture		84	96	107
Remaining shareholders loan to joint venture		0	0	0
Revenue			0	0
Depreciations and amortization			0	0
Interest Expense			0	0
Tax expense (income)			0	0
Profit (loss) for the period		(36)	(19)	(34)
Other comprehensive income (100%)		0	0	0
Group's share of profit (loss) for the period		(21)	(11)	(20)
Group's share of other comprehensive income		$ 0	$ 0	$ 0
Bari Shipholding Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Non-Current assets		$ 0	$ 15,210	$ 20,079
Vessels, aggregate amount under construction		0	15,210	20,079
Current Assets		131	6,582	2,609
Cash and cash equivalents		101	17	1,573
Non-Current Liabilities		1,700	20,228	17,271
Bank Loans, Non-Current		0	0	0
Current Liabilities		83	4,466	2,856
Bank Loans, Current		0	0	0
Net assets (100%)		(1,652)	(2,903)	2,562
Group's share of net assets		(826)	(1,451)	1,281
Shareholders loans to joint ventures		850	20,228	17,271
Net Carrying amount of interest in joint venture		0	0	1,281
Remaining shareholders loan to joint venture		24	18,777	17,271
Revenue		2,139	11,872	12,288
Depreciations and amortization		(479)	(4,869)	(4,257)
Interest Expense		171	1,932	(1,834)
Tax expense (income)		0	0	0
Profit (loss) for the period		5,250	(5,464)	(1,748)
Other comprehensive income (100%)		0	0	0
Group's share of profit (loss) for the period		2,625	(2,732)	(874)
Group's share of other comprehensive income		$ 0	$ 0	$ 0
Bastia Shipholding Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Non-Current assets		$ 0	$ 0	$ 0
Vessels, aggregate amount under construction		0	0	0
Current Assets		0	403	514
Cash and cash equivalents		0	320	193
Non-Current Liabilities		0	0	0
Bank Loans, Non-Current		0	0	0
Current Liabilities		0	112	345
Bank Loans, Current		0	0	0
Net assets (100%)		0	290	170
Group's share of net assets		0	145	85
Shareholders loans to joint ventures		0	0	0
Net Carrying amount of interest in joint venture		0	145	85
Remaining shareholders loan to joint venture		0	0	0
Revenue		0	0	14,131
Depreciations and amortization		0	0	(2,871)
Interest Expense		0	1	(1,251)
Tax expense (income)		0	0	0
Profit (loss) for the period		10	121	3,246
Other comprehensive income (100%)		0	0	0
Group's share of profit (loss) for the period		5	60	1,623
Group's share of other comprehensive income		$ 0	$ 0	$ 0